OTHER REAL ESTATE OWNED (Tables)	12 Months Ended
Dec. 31, 2012
OTHER REAL ESTATE OWNED
Summary of activity in the other real estate owned

	December 31,
(In thousands)	2012	2011
Balance—beginning of year	$7,351	$6,904
Additions—foreclosures	2,770	3,889
Writedowns	317	261
Sales	5,817	3,181

Balance, end of year	$3,987	$7,351